RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	May 23, 2022	Mar. 31, 2025	Dec. 31, 2024
Short-Term
Allowances for advances to growers and suppliers		$ (32,850)	$ (29,304)
Grower advance receivables, net of allowances for credit losses of $32,850 and $29,304, respectively		109,786	104,956
Long-Term
Net advances to growers and suppliers		18,818	20,809
Minimum
Long-Term
Term of supply agreement	1 year
Secured advances
Short-Term
Gross advances to growers and suppliers		86,020	54,864
Allowances for advances to growers and suppliers		(11,452)	(13,217)
Long-Term
Gross advances to growers and suppliers		19,374	22,762
Allowance for advances to growers and suppliers		(2,043)	(3,282)
Unsecured advances
Short-Term
Gross advances to growers and suppliers		56,616	79,396
Allowances for advances to growers and suppliers		(21,398)	(16,087)
Long-Term
Gross advances to growers and suppliers		6,040	5,792
Allowance for advances to growers and suppliers		$ (4,553)	$ (4,463)